Subsequent Events (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Feb. 28, 2014	Apr. 13, 2015	Dec. 31, 2014	Jul. 31, 2014	Jul. 14, 2014	Jan. 31, 2014	Jan. 14, 2014	Dec. 31, 2013
Common Stock Warrants
Subsequent Events
Shares that may be purchased under warrant agreement				2,229,702	3,289,086				232,450
Exercise price of warrants (in dollars per share)				$ 2.00	$ 1.88
Common Stock Warrants | Director
Subsequent Events
Shares that may be purchased under warrant agreement						2,250,000
Exercise price of warrants (in dollars per share)						$ 1.88
Subsequent Event | Director | Related Party Loan Nine | Notes payable | Notes Payable to Directors and Affiliates
Subsequent Events
Total borrowings	$ 408,000
Interest rate (as a percentage)	10.00%
Subsequent Event | Common Stock Warrants
Subsequent Events
Exercise price of warrants (in dollars per share)				$ 1.15
Short term notes payable | Common Stock Warrants
Subsequent Events
Shares that may be purchased under warrant agreement							821,250	821,250
Exercise price of warrants (in dollars per share)							$ 3.60	$ 3.60
Total borrowings		$ 3,285,000
Short term notes payable | Common Stock Warrants | Director
Subsequent Events
Shares that may be purchased under warrant agreement		718,750
Total borrowings		$ 2,875,000
Short term notes payable | Subsequent Event | Common Stock Warrants
Subsequent Events
Shares that may be purchased under warrant agreement			821,250
Exercise price of warrants (in dollars per share)			$ 1.40